Document and Entity Information Document	Aug. 28, 2020	Aug. 24, 2020	Feb. 12, 2020
Entity Information [Line Items]
Document Type	8-K
Entity Emerging Growth Company	false
Entity Registrant Name			QUIDEL CORP /DE/
Entity Central Index Key			0000353569
Document Period End Date	Aug. 28, 2020
Title of 12(b) Security	Common Stock, $0.001 Par Value
Entity Incorporation, State or Country Code		DE
Entity File Number		0-10961
Trading Symbol	QDEL
Security Exchange Name	NASDAQ
Amendment Flag			false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number		94-2573850
Entity Address, Address Line One	9975 Summers Ridge Road
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	552-1100
Entity Address, City or Town	San Diego